Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of trade and other payables [text block] [Abstract]
Schedule of trade and other payables
	Years Ended June 30,
	2021	2020

Trade creditors	1,448,546	954,033
Accrued research and development expenses	714,677	843,419
Accrued professional fees	155,797	187,199
Other accrued expenses	149,644	73,991
Other payables	33,845	10,962

Total	2,502,509	2,069,604